Deferred revenue (Tables)	9 Months Ended
May 31, 2026
Schedule of deferred revenue liability

	May 31, 2026	August 31, 2025
Opening balance	$3,408	$1,653
Drawdown	29,970	29,731
Accretion of deferred revenue (Notes 20 and 24)	91	281
Revenue recognized	(33,469)	(28,257)
	$-	$3,408